Offsets	Nov. 07, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Chevron Corp
Form or Filing Type	S-4
File Number	333-273642
Initial Filing Date	Aug. 03, 2023
Fee Offset Claimed	$ 9,340.19
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	5.750% Senior Secured Notes due 2026
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 84,756,715.06
Offset Note
(3)
Chevron and Chevron U.S.A. Inc., a direct, wholly owned subsidiary of Chevron (“CUSA”), previously filed a Registration Statement on Form
S-4
with the Securities and Exchange Commission on August 3, 2023 (File No. 333-273642), as amended by Amendment No. 1 filed on August 15, 2023 (the “
Prior Registration Statement
”), which registered $750,000,000 aggregate principal amount of 5.750% Senior Secured Notes due 2026. In connection with the Prior Registration Statement, Chevron and CUSA paid a filing fee of $82,650.00, calculated in accordance with rule 457(o) under the Securities Act. No securities were sold pursuant to the Prior Registration Statement. On August 25, 2023, Chevron and CUSA withdrew the Prior Registration Statement, leaving $82,650.00 in previously paid fees available for future offset. In accordance with Rule 457(p) under the Securities Act, Chevron is using $9,340.19 of the unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, no additional registration fees are due to be paid at this time.

Termination / Withdrawal Statement	On August 25, 2023, Chevron and CUSA withdrew the Prior Registration Statement, leaving $82,650.00 in previously paid fees available for future offset.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Chevron Corp
Form or Filing Type	S-4
File Number	333-273642
Filing Date	Aug. 03, 2023
Fee Paid with Fee Offset Source	$ 9,340.19
Offset Note
(3)
Chevron and Chevron U.S.A. Inc., a direct, wholly owned subsidiary of Chevron (“CUSA”), previously filed a Registration Statement on Form
S-4
with the Securities and Exchange Commission on August 3, 2023 (File No. 333-273642), as amended by Amendment No. 1 filed on August 15, 2023 (the “
Prior Registration Statement
”), which registered $750,000,000 aggregate principal amount of 5.750% Senior Secured Notes due 2026. In connection with the Prior Registration Statement, Chevron and CUSA paid a filing fee of $82,650.00, calculated in accordance with rule 457(o) under the Securities Act. No securities were sold pursuant to the Prior Registration Statement. On August 25, 2023, Chevron and CUSA withdrew the Prior Registration Statement, leaving $82,650.00 in previously paid fees available for future offset. In accordance with Rule 457(p) under the Securities Act, Chevron is using $9,340.19 of the unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, no additional registration fees are due to be paid at this time.

Termination / Withdrawal Statement	On August 25, 2023, Chevron and CUSA withdrew the Prior Registration Statement, leaving $82,650.00 in previously paid fees available for future offset.